Property, plant and equipment - Summary of property plant and equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	¥ 76,891		¥ 83,013	¥ 82,551	¥ 65,303
Opening net book value	83,013		82,551	65,303
Additions	27,377		30,986	44,025
Disposals			(173)
Depreciation	(33,466)		(30,458)	(26,752)
Exchange differences	(33)		107	(25)
Closing net book value	76,891	$ 11,784	83,013	82,551
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	200,392		173,161	144,178	100,165
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(123,501)		(90,148)	(61,627)	(34,862)
Instruments and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	66,065		74,563	72,195	52,620
Opening net book value	74,563		72,195	52,620
Additions	19,573		27,766	40,610
Disposals			(173)
Depreciation	(28,038)		(25,332)	(21,010)
Exchange differences	(33)		107	(25)
Closing net book value	66,065		74,563	72,195
Instruments and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	167,085		147,658	121,895	81,297
Instruments and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(101,020)		(73,095)	(49,700)	(28,677)
Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,323		2,199	1,824	2,000
Opening net book value	2,199		1,824	2,000
Additions	908		986	345
Disposals			0
Depreciation	(784)		(611)	(521)
Exchange differences	0		0	0
Closing net book value	2,323		2,199	1,824
Office equipment and furniture | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	4,861		3,953	2,967	2,622
Office equipment and furniture | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(2,538)		(1,754)	(1,143)	(622)
Transporting equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	191		303	392	0
Opening net book value	303		392	0
Additions	0		24	445
Disposals			0
Depreciation	(112)		(113)	(53)
Exchange differences	0		0	0
Closing net book value	191		303	392
Transporting equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	469		469	445	0
Transporting equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(278)		(166)	(53)	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	8,312		5,948	8,140	10,683
Opening net book value	5,948		8,140	10,683
Additions	6,896		2,210	2,625
Disposals			0
Depreciation	(4,532)		(4,402)	(5,168)
Exchange differences	0		0	0
Closing net book value	8,312		5,948	8,140
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	27,977		21,081	18,871	16,246
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	¥ (19,665)		¥ (15,133)	¥ (10,731)	¥ (5,563)